Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Derivative Liability [Abstract]
Beginning balance	$ 1,657,399
Issuance of derivative liability		2,058,567
Convert into shares	(4,816)
Decrease in fair value	(1,512,221)	(401,168)
Ending balance	$ 140,362	$ 1,657,399